ACCOUNTS PAYABLE AND OTHER	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS PAYABLE AND OTHER
ACCOUNTS PAYABLE AND OTHER

(US$ MILLIONS)	2019	2018
Current:
Accounts payable	$2,919	$1,819
Accrued and other liabilities (1) (2)	3,978	3,323
Lease liability	224	—
Financial liabilities (5)	327	175
Unearned premiums reserve	482	—
Work in progress (3)	1,415	1,637
Provisions and decommissioning liabilities	442	234
Liabilities held for sale	94	9
Total current	$9,881	$7,197
Non-current:
Accounts payable	$116	$97
Accrued and other liabilities (2)	1,110	1,022
Lease liability	1,109	—
Financial liabilities (5)	2,048	184
Unearned premiums reserve	1,143	—
Work in progress (3)	60	71
Provisions and decommissioning liabilities (4)	1,029	520
Total non-current	$6,615	$1,894
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(1)	Includes bank overdrafts of $921 million as at December 31, 2019 (2018: $581 million).

(2)	Includes post-employment benefits of $835 million ($18 million current and $817 million non-current). See Note 31 for additional information.

(3)	See Note 17 for additional information.

(4)
Decommissioning liability results primarily from the partnership’s ownership interest in oil and natural gas wells and facilities, retail gas stations, a services provider to the offshore oil production industry and power generation services. The liability represents the estimated cost to reclaim and abandon the asset and takes into account the estimated timing of the cost to be incurred in future periods. The liability was determined using a risk rate between 1.6% and 8.5% (2018: 1.9% and 8.5%) and an inflation rate between 2.0% and 3.0% (2018: 1.9% and 3.0%), determined as appropriate for the underlying subsidiaries.

(5)	Includes financial liabilities of $1,704 million ($50 million current and $1,654 million non-current) as at December 31, 2019 related to the sale and leaseback of hospitals as described below.
The increase in accounts payable and other from December 31, 2018 is primarily attributable to the acquisitions of Clarios, Healthscope and Genworth, as well as the recognition of lease liabilities recorded on the adoption of IFRS 16. The increase is partially offset due to the dispositions of the partnership’s facilities management business and executive relocation business in the second quarter of 2019.
Included within accounts payable and other is $1,333 million of lease liabilities as at December 31, 2019. During the year ended December 31, 2019, $49 million of interest expense on lease liabilities was incurred.
As part of the acquisition of Healthscope, the partnership received approximately $1.7 billion as proceeds for the sale and leaseback of 22 wholly owned freehold hospital properties. The partnership did not relinquish control of these hospital properties and the hospital properties were not derecognized from property, plant, and equipment. The proceeds received were recognized as a financial liability. The liability is drawn down as payments are made to the lender.
The partnership’s exposure to currency and liquidity risk related to accounts payables is disclosed in Note 28.
The following table presents the change in the provision balances for the partnership:

(US$ MILLIONS)	Decommissioning liability	Warranties and provisions for defects	Other	Total provisions
Balance at January 1, 2018	$93	$45	$82	$220
Additions through business combinations (1)	193	23	365	581
Additional provisions recognized	—	13	60	73
Reduction arising from payments/derecognition	(5)	(12)	(135)	(152)
Accretion expenses	8	—	1	9
Change in discount rate	(1)	—	—	(1)
Change in other estimates	31	21	(9)	43
Net foreign currency exchange differences	(8)	(3)	(8)	(19)
Balance at December 31, 2018	$311	$87	$356	$754
Additions through business combinations (1)	52	119	428	599
Additional provisions recognized	9	175	200	384
Reduction arising from payments/derecognition	(6)	(126)	(324)	(456)
Accretion expenses	16	—	—	16
Change in discount rate	154	—	2	156
Change in other estimates	44	(5)	4	43
Transfers to held for sale	—	—	(10)	(10)
Dispositions	(19)	—	—	(19)
Net foreign currency exchange differences	6	—	(2)	4
Balance at December 31, 2019	$567	$250	$654	$1,471
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(1)
2019 includes provisions for site restoration, legal fees, warranties, restructuring and other provisions for long-term compensation arrangements related to the acquisitions of Clarios and Ouro Verde in our industrials segment, and Healthscope and Genworth in our business services segment. 2018 includes provisions for site restoration, legal fees, and reserves for contract loss attributable to the acquisitions of Westinghouse and consolidation of Teekay Offshore in our infrastructure services segment.